Contingent liabilities and financial commitments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Commitments And Contingencies [Abstract]
Summary of Cases

Case Type	Case Numbers as at 31 December 2018	Case Numbers as at 31 December 2017 (note 1)	Change in Number Increase/(Decrease)

US tobacco related actions
Medical reimbursement cases (note 2)	2	2	No change
Class actions (note 3)	20	24	(4)
Individual smoking and health cases (note 4)	111	99	12
West Virginia IPIC (note 5)	1	1	No change
Engle Progeny Cases (note 6)	2,268	2,569	(301)
Broin II Cases (note 7)	1,406	2,321	(915)
Filter Cases (note 8)	58	71	(13)
State Settlement Agreements – Enforcement and Validity (note 9)	3	2	1
Non-US tobacco related actions
Medical reimbursement cases	19	19	No change
Class actions (note 10)	13	14	(1)
Individual smoking and health cases (note 11)	107	120	(13)

Operating Subsidiaries' Expenses and Payments under State Settlement Agreements

	2016	2017	2018	2019 and thereafter

Settlement expenses	$2,727	$2,856	$2,741

Settlement cash payments	$3,042	$4,612	$917

Projected settlement expenses				$>2,800

Projected settlement cash payments				$>2,800

*Subject to adjustments for changes in sales volume, inflation, operating profit and other factors. Payments are allocated among the companies on the basis of relative market share or other methods.

Summary of Current Status of Litigation Cases
Canadian province	Act pursuant to which Claim was brought	Companies named as Defendants	Current stage
British Columbia	Tobacco Damages and Health Care Costs Recovery Act 2000	Imperial Investments Industries Carreras Rothmans Limited RJR Companies Other former Rothmans Group companies All have been served.

The defences of Imperial, Investments, Industries, Carreras Rothmans Limited and the RJR Companies have been filed, and document production and discoveries are ongoing. On 13 February 2017 the province delivered an expert report dated October 2016, quantifying its damages in the amount of CAD$118 billion (approximately £68 billion or US$ 86.3 billion). No trial date has been set. The federal government is seeking CAD$5 million (approximately £2.9 million or   US$3.7 million) jointly from all the defendants in respect of costs pertaining to the third-party claim, now dismissed.

New Brunswick	Tobacco Damages and Health Care Costs Recovery Act 2006	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.

The defences of Imperial, the UK Companies and the RJR Companies have been filed and document production and discoveries are substantially complete. The most recent expert report filed by the Province estimates a range of damages between CAD$11.1 billion (approximately £6.4 billion or US$8.1 billion) - CAD$23.2 billion (approximately £13.4 billion or US$17 billion), including expected future costs. Following a motion to set a trial date, the court ordered that the trial commence on 4 November 2019.

Ontario	Tobacco Damages and Health Care Costs Recovery Act 2009	Imperial the UK Companies and RJR Companies have all been named as defendants and served.

The defences of Imperial, the UK Companies and the RJR Companies have been filed. The parties completed significant document production in summer of 2017 and discoveries commenced in the fall of 2018. On 15 June 2018, the province delivered an expert report quantifying its damages in the range of CAD$280 billion (approximately £161 billion or US$205 billion) – CAD$630 billion (approximately £362 billion or US$ 461 billion) in 2016/2017 dollars for the period 1954 – 2060, and the Province has amended the damages sought in its Statement of Claim to CAD$330 billion (approximately £190 billion or US$242 billion). On 31 January 2019, the Province delivered a further expert report claiming an additional CAD $9.4 billion (approximately £5.4 billion or US$6.9 billion) -10.9 billion in damages (approximately £6.3 billion or US$7.9 billion) in respect of environmental tobacco smoke. No trial date has been set.

Newfoundland and Labrador	Tobacco Health Care Costs Recovery Act 2001	Imperial, the UK Companies and the RJR Companies have all been named as defendants and served.

The case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and the province began its document production in March 2018. Damages have not been quantified by the province. No trial date has been set.

Saskatchewan	Tobacco Damages and Health Care Costs Recovery Act 2007	Imperial, the UK Companies and the RJR Companies have all been named as defendants and served.

This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and the province has delivered a test shipment of documents. Damages have not been quantified by the province. No trial date has been set.

Manitoba	Tobacco Damages Health Care Costs Recovery Act 2006	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.

This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and document production is underway. Damages have not been quantified by the province. No trial date has been set.

Alberta	Crown’s Right of Recovery Act 2009	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.

This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and document production is underway. The province has stated its claim to be worth CAD$10 billion (approximately £5.7 billion or US$7.3 billion). No trial date has been set.

Quebec	Tobacco Related Damages and Health Care Costs Recovery Act 2009	Imperial, Investments, Industries, the RJR Companies and Carreras Rothmans Limited have been named as defendants and served.

The case is at an early case management stage. The defences of Imperial, Investments, Industries, Carreras Rothmans Limited and the RJR Companies have been filed. Motions over admissibility of documents and damages discovery have been filed but not heard. The province is seeking CAD$60 billion (approximately £34.4 billion or US$44 billion). No trial date has been set.

Prince Edward Island	Tobacco Damages and Health Care Costs Recovery Act 2009	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.

This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and the next step will be document production, which the parties have deferred for the time being. Damages have not been quantified by the province. No trial date has been set.

Nova Scotia	Tobacco Health Care Costs Recovery Act 2005	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.

This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed. The province provided a test document production in March 2018. Damages have not been quantified by the province. No trial date has been set.

Closed Litigation Matters Explanatory

Matter	Jurisdiction	Companies named as Defendants	Description	Disposition
Fontem	USA	R.J. Reynolds Vapor Company	Alleged patent infringement	Settlement agreed on confidential terms
Codacons	Italy	BAT Italia	Smoking and health class action	Supreme Court decision
Investments Indemnity	Japan	British American Tobacco (Investments) Limited	Alleged patent infringement	Settlement agreed on confidential terms
Lights Class Actions	USA	RJRT and B&W	Four Lights class actions	Court ordered dismissal
Parsons Class Action	USA	RJRT and B&W	Smoking and health class action	Court ordered dismissal

Schedule of Total Future Minimum Lease Payments under Non-cancellable Operating Leases

Total future minimum lease payments under non-cancellable operating leases comprise leases where payments fall due:

	2018 £m	2017 £m

Property

Within one year	111	75

Between one and five years	269	183

Beyond five years	137	117

	517	375

Plant and equipment and other

Within one year	66	32

Between one and five years	107	38

	173	70

Total operating lease commitments (note 31)	690	445